INVESCO VARIABLE INVESTMENT FUNDS, INC.
                      INVESCO VIF - Financial Services Fund

                            Supplement to Prospectus
                              Dated April 30, 2001

The section of the Prospectus entitled "Portfolio Manager" is amended to (1) delete the section in its entirety and (2) substitute the following in its place:

         The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

         JOSEPH W. SKORNICKA, a vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

This Supplement supersedes the Supplement dated July 5, 2001.

The date of this Supplement is February 28, 2002.



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                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                          INVESCO VIF - Utilities Fund

                            Supplement to Prospectus
                              Dated April 30, 2001

The section of the Prospectus entitled "Portfolio Manager" is amended to (1) delete the section in its entirety and (2) substitute the following in its place:

         The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

         JEFFREY G. MORRIS, a vice president of INVESCO, is the portfolio manager of the Fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado--Denver and a B.S. in Business Administration from Colorado State University.

The date of this Supplement is February 28, 2002



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                      INVESCO VARIABLE INVESTMENT FUNDS, INC.
                      INVESCO VIF - Financial Services Fund
                       INVESCO VIF - Health Sciences Fund
                          INVESCO VIF - Technology Fund
                      INVESCO VIF - Telecommunications Fund
                           INVESCO VIF - Dynamics Fund

                            Supplement to Prospectus
                              Dated April 30, 2001

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first and fifth paragraphs in their entirety and (2) substitute the following in their place:

         The following individuals are primarily responsible for the day-to-day management of the Funds' portfolio holdings:

         FUND                                            PORTFOLIO MANAGER

         VIF - Financial Services                        Joseph W. Skornicka
         VIF - Health Sciences                           Thomas R. Wald
         VIF - Technology                                William R. Keithler
         VIF - Telecommunications                        Brian B. Hayward
         VIF - Dynamics                                  Timothy J. Miller

         JOSEPH W. SKORNICKA, a vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

This Supplement supersedes the Supplements dated May 18, 2001 and July 15, 2001.

The date of this Supplement is February 28, 2002


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                       INVESCO VARIABLE INVESTMENT FUNDS, INC.

                Supplement to Statement of Additional Information
                            Dated September 30, 2001

Effective February 7, 2002, Wendy L. Gramm has resigned as a director of INVESCO Variable Investment Funds, Inc. Effective February February 12, 2002, Charles W. Brady has resigned as a director of INVESCO Variable Investment Funds, Inc.